Restricted Assets	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Restricted Assets	35. RESTRICTED ASSETS As of the date of these consolidated financial statements, the Group has judicial deposits for 4,689, which are disclosed in other current and non-current receivables.